As filed with the Securities and Exchange Commission on September 19, 2000

Securities Act Registration No.  333-58185
Investment Company Act Registration No.  811-8849


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 5

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7

                              T.O. RICHARDSON TRUST
               (Exact Name of Registrant as Specified in Charter)

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                   Two Bridgewater Road                          06032-2256
                 Farmington, Connecticut                         (Zip Code)
         (Address of Principal Executive Offices)

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     Registrant's Telephone Number, including Area Code: (860) 677-8578

                         Samuel Bailey, Jr.

                   T.O. Richardson Company, Inc.
                        Two Bridgewater Road

                 Farmington, Connecticut 06032-2256

                (Name and Address of Agent for Service)

                                   Copies to:

                              David M. Leahy, Esq.
                            Sullivan & Worcester LLP
                           1025 Connecticut Avenue, NW
                             Washington, D.C. 20036

It is proposed that this filing will become effective (check appropriate box):

[  ]     immediately upon filing pursuant to paragraph (b)

[X]      on September 29, 2000 pursuant to paragraph (b)

[  ]     60 days after filing pursuant to paragraph (a) (1)

[  ]     on (date) pursuant to paragraph (a) (1)

[  ]     75 days after filing pursuant to paragraph (a) (2)

[  ]     on date pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  Shares of Beneficial Interest


The entire Registration Statement (File Nos.: 333-58185; 811-8849) as filed with the United States Securities and Exchange Commission on June 9, 2000, including Parts A, B and C, and all other documents contained therein, is incorporated by reference in its entirety, except for the cover page and the signature page. The purpose of this filing is to designate under Rule 485(b)(iii) a new effective date for the previously filed post-effective amendment filed with the Commission on September 7, 2000. Such new effective date is September 29, 2000.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-lA to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Farmington and State of Connecticut on the 19th day of September 2000.

                                            T.O. RICHARDSON TRUST

                                           /s/Samuel Bailey, Jr.
                                           -----------------------------
                                           By: Samuel Bailey, Jr.
                                           Trustee, President and Treasurer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post Effective Amendment No. 5 to the Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date indicated.


Name                              Title                                     Date

/s/Samuel Bailey, Jr.
---------------------------       Trustee, President and Treasurer          September 19, 2000
Samuel Bailey, Jr.

                *                                                           Trustee
John R. Birk

                *                                                           Trustee
Robert T. Samuels

                *                                                           Trustee
Gunnar S. Overstrom

*/s/David M. Leahy                Attorney-in-Fact for each of the          September 19, 2000
---------------------------       above indicated Trustees
David M. Leahy

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